PRINCIPAL ACCOUNTING POLICIES - Property and Equipment, Business Combinations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Combinations
Net loss attributable to mezzanine equity holders	¥ (27,163)	¥ (8,671)	¥ (10,496)
Building
Property and equipment
Estimated useful lives	20 years
Leasehold improvements
Property and equipment
Estimated useful lives	Lesser of the lease period or the estimated useful life
Electronic equipment | Minimum
Property and equipment
Estimated useful lives	3 years
Electronic equipment | Maximum
Property and equipment
Estimated useful lives	5 years
Furniture and fixtures
Property and equipment
Estimated useful lives	5 years
Motor vehicles
Property and equipment
Estimated useful lives	5 years
Other assets
Property and equipment
Estimated useful lives	5 years